Short-term investments (Schedule of short-term investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short Term Investments [Line Items]
Short-term investments	$ 41,218	$ 216,146
Purchase of short-term investments	471,751	652,892	$ 397,266
Unrealized gain/(loss) on available-for-sale securities	2,978	(1,111)
Variable-rate financial instruments [Member]
Short Term Investments [Line Items]
Short-term investments	29,351	207,257
Available-for-sale securities [Member]
Short Term Investments [Line Items]
Short-term investments	$ 11,867	8,889
Purchase of short-term investments		$ 10,000